ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payable	¥ 106,429	$ 15,288	¥ 80,490
Taxes payable	17,584	2,526	6,778
Interest payable	672	97	1,605
Accrued other operating expenses	24,653	3,541	54,223
Accrual for purchase of property and equipment	10,771	1,547	8,298
Payable for acquisition consideration (Note 4)	18,075	2,596
Others	24,624	3,538	8,488
Accounts Payable and Accrued Liabilities, Current	¥ 202,808	$ 29,133	¥ 159,882